SUPPLEMENTARY PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Pension Plans
The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Bradesco and its subsidiaries, as sponsors of these plans, considering economic and actuarial studies, calculated their actuarial commitments using the real interest rate and acknowledged in their financial statements the obligation due. The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties). Below are the main assumptions used by the independent actuary in the actuarial assessment of our plans:

Risk factors	On December 31
	2022	2021
Nominal discount rate	3.50% - 9.72% p.a.	3,25% - 8,65% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.25% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.25% p.a.
Initial rate of growth of medical costs	7.64% - 7.85% p.a.	7,38% - 7,90% p.a.
Inflation rate	3.50% p.a.	3.25% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	R$ thousands
	Retirement Benefits		Other post-employment benefits
	Year ended on December 31		Year ended on December 31
	2022	2021	2022	2021
(i) Projected benefit obligations:
At the beginning of the year	2,998,669	3,182,128	841,118	966,430
Cost of current service	341	305	-	-
Interest cost	242,675	215,259	70,781	65,985
Participant’s contribution	546	450	-	-
Actuarial gain/(loss) (1)	(158,724)	(155,242)	(72,297)	(146,763)
Past service cost - plan changes	-	-	-	-
Early elimination of obligations	(82,532)	-	-	(12,023)
Benefit paid	(260,072)	(244,231)	(39,067)	(32,511)
At the end of the year	2,740,903	2,998,669	800,535	841,118

(ii) Plan assets at fair value:
At the beginning of the year	2,554,827	2,759,745	-	-
Expected earnings	206,439	186,324	-	-
Actuarial gain/(loss) (1)	34,067	(175,560)	-	-
Contributions received:			-	-
- Employer	26,283	28,025	-	-
- Employees	546	450	-	-
Early elimination of obligations	(94,745)	-	-	-
Benefit paid	(259,662)	(244,157)	-	-
At the end of the year	2,467,755	2,554,827	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	7,452	310	-	-
Interest on the irrecoverable surplus	671	29	-	-
Change in irrecoverable surplus (1)	52,738	7,113	-	-
At the end of the year	60,861	7,452	-	-

(iv) Financed position:
Deficit plans (2)	334,009	451,294	800,535	841,118
Net balance	334,009	451,294	800,535	841,118

(1) In the year ended December 31, 2022, the remeasurement effects recognized in Other Comprehensive Income, totaled R$116,798 thousand, (R$65,671 thousand in 2021), net of tax effects; and

(2) Bradesco and its subsidiaries, as sponsors of said plans, considering an economic and actuarial study, calculated their actuarial commitments and recognize in their financial statements the actuarial obligation due.

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

The net cost/(benefit) of the Pension Plans recognized in the consolidated statement of income includes the following components:

	R$ - thousand
	Year ended on December 31
	2022	2021
Projected benefit obligations:
Cost of service	12,554	1,325
Cost of interest on actuarial obligations	313,497	281,184
Expected earnings from the assets of the plan	(206,439)	(186,324)
Interest on irrecoverable surplus	671	29
Net cost/(benefit) of the pension plans	120,283	96,214

the maturity profile of the present value of the obligations of the defined benefit plans for the next years:

As of December 31, 2022, the maturity profile of the present value of the obligations of the defined benefit plans for the next years:

	R$ thousands
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.29	11.06
2023	259,278	258,010
2024	273,014	262,825
2025	277,903	267,545
2026	282,232	271,811
2027	286,256	275,566
After 2028	1,466,040	1,413,941

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2022	2021	2022	2021	2022	2021	2022	2021
Asset categories
Equities	-	10.4%	7.6%	8.9%	-	-	-	13.3%
Fixed income	93.2%	82.7%	86.7%	84.1%	100.0%	84.4%	-	86.7%
Real estate	5.0%	5.0%	1.5%	1.6%	-	-	-	-
Other	1.8%	1.9%	4.2%	5.4%	-	15.6%	-	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	-	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.64% – 9.72% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (7.64% – 9.72% p.a.) assuming a change in the discount rate and medical inflation by 1 b.p.:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	10.65% - 10.72%	Increase of 1 p.p.	reduction	(282,906)
Discount rate	8.65% - 8.72%	Decrease of 1 p.p.	increase	329,233
Medical Inflation	8.64% - 8.85%	Increase of 1 p.p.	increase	79,812
Medical Inflation	6.64% - 6.85%	Decrease of 1 p.p.	reduction	(68,048)